Subsequent Event-Disposition of Mexican Subsidiaries	12 Months Ended
Dec. 31, 2012
Dividend Declared [Member]
Subsequent Event-Disposition of Mexican Subsidiaries	25. SUBSEQUENT EVENT—DIVIDEND DECLARATION On March 12, 2013, the Company declared and paid a dividend to its parent company, Cinemark Holdings, Inc. in the amount of $24,000.
Mexican subsidiaries | Dispositions
Subsequent Event-Disposition of Mexican Subsidiaries

24. SUBSEQUENT EVENT—DISPOSITION OF MEXICAN SUBSIDIARIES

During February 2013, the Company entered into a stock purchase agreement with Grupo Cinemex, S.A. De C.V. pursuant to which the Company will sell its Mexican subsidiaries, which consist of 31 theatres and 290 screens. The sales price, which will be paid in Mexican pesos and is subject to certain closing date adjustments, will be approximately $125,000, based on the exchange rate on the date of this report. The transaction, which is subject to review by the Mexican Federal Competition Commission, is expected to close during the second half of 2013. Total revenues for the Company’s Mexican subsidiaries for the years ended December 31, 2010, 2011 and 2012 were $70,859, $74,448 and $75,333, respectively.